Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Biotechnology Portfolio

May 31, 2021

BIO-QTLY-0721
1.802156.117

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Biotechnology - 89.4%
Biotechnology - 89.4%
4D Molecular Therapeutics, Inc.	214,868	$5,706,894
AbbVie, Inc.	9,829,284	1,112,674,949
ACADIA Pharmaceuticals, Inc. (a)	199,594	4,458,930
Acceleron Pharma, Inc. (a)	924,453	121,001,653
ADC Therapeutics SA (a)(b)	755,238	16,350,903
Agios Pharmaceuticals, Inc. (a)	1,075,059	59,966,791
Akouos, Inc. (a)(b)	716,626	9,359,136
Albireo Pharma, Inc. (a)(b)	320,350	10,715,708
Aldeyra Therapeutics, Inc. (a)	1,201,911	15,047,926
Alector, Inc. (a)(b)	998,482	17,772,980
Allakos, Inc. (a)	207,631	21,062,089
Allena Pharmaceuticals, Inc. (a)(c)	1,447,443	1,577,713
Allena Pharmaceuticals, Inc. (a)(b)	848,640	925,018
Allogene Therapeutics, Inc. (a)	650,470	16,717,079
Allovir, Inc. (a)	111,300	2,608,872
Alnylam Pharmaceuticals, Inc. (a)	1,432,939	203,463,009
ALX Oncology Holdings, Inc. (a)(b)	643,290	36,384,482
Amgen, Inc.	401,451	95,521,251
Amicus Therapeutics, Inc. (a)	1,229,001	11,380,549
Annexon, Inc. (a)	344,736	7,280,824
Apellis Pharmaceuticals, Inc. (a)	1,455,747	81,929,441
Applied Molecular Transport, Inc. (b)	25,628	1,228,606
Applied Therapeutics, Inc. (a)	569,640	10,954,177
Aravive, Inc. (a)(b)	456,443	2,341,553
Arcturus Therapeutics Holdings, Inc. (a)(b)	730,290	21,339,074
Arcus Biosciences, Inc. (a)	3,091,165	76,722,715
Arcutis Biotherapeutics, Inc. (a)	879,674	23,179,410
Ardelyx, Inc. (a)	97,094	694,222
Arena Pharmaceuticals, Inc. (a)	281,573	17,206,926
Argenx SE ADR (a)	452,386	126,211,170
Arrowhead Pharmaceuticals, Inc. (a)	1,052,226	76,391,608
Ascendis Pharma A/S sponsored ADR (a)	659,409	88,611,381
Atara Biotherapeutics, Inc. (a)	587,995	7,973,212
aTyr Pharma, Inc. (a)(b)	481,990	2,188,235
Aurinia Pharmaceuticals, Inc. (a)(b)	1,263,586	18,347,269
Autolus Therapeutics Ltd. ADR (a)(b)	1,074,488	7,123,855
Avidity Biosciences, Inc. (b)	235,484	5,590,390
AVROBIO, Inc. (a)	120,951	1,087,349
Axcella Health, Inc. (a)(b)	397,149	1,266,905
Bicycle Therapeutics PLC ADR (a)(b)	211,444	6,237,598
BioAtla, Inc.	262,115	11,284,051
BioCryst Pharmaceuticals, Inc. (a)(b)	1,123,884	17,723,651
Biogen, Inc. (a)	1,017,105	272,055,245
Biohaven Pharmaceutical Holding Co. Ltd. (a)	1,128,162	98,150,094
BioMarin Pharmaceutical, Inc. (a)	8,344	644,991
Biomea Fusion, Inc. (a)	335,863	5,813,789
BioNTech SE ADR (a)	164,628	33,584,112
BioXcel Therapeutics, Inc. (a)(b)	221,727	7,323,643
bluebird bio, Inc. (a)	12,384	385,390
Blueprint Medicines Corp. (a)	1,304,915	119,203,985
Bolt Biotherapeutics, Inc.	423,000	7,406,730
BridgeBio Pharma, Inc. (a)(b)	696,761	41,248,251
C4 Therapeutics, Inc. (b)	357,691	13,216,682
Cabaletta Bio, Inc. (a)(b)	35,650	404,271
CareDx, Inc. (a)	178,500	14,351,400
Celldex Therapeutics, Inc. (a)	337,900	9,444,305
Cellectis SA sponsored ADR (a)(b)	157,465	2,467,477
Cerevel Therapeutics Holdings (a)	201,800	2,647,616
ChemoCentryx, Inc. (a)	2,062,222	20,931,553
Chinook Therapeutics, Inc. (a)	840,646	13,870,659
Chinook Therapeutics, Inc. rights (a)(d)	115,821	5,791
Codiak Biosciences, Inc. (b)	436,539	9,874,512
Coherus BioSciences, Inc. (a)	58,387	768,373
Connect Biopharma Holdings Ltd. ADR (a)	1,079,600	16,064,448
Constellation Pharmaceuticals, Inc. (a)(b)	90,259	1,788,031
ContraFect Corp. (a)(b)	456,309	1,843,488
Cortexyme, Inc. (a)(b)	1,947	80,547
Crinetics Pharmaceuticals, Inc. (a)(e)	2,123,187	37,261,932
CRISPR Therapeutics AG (a)(b)	260,522	30,788,490
Cullinan Oncology, Inc.	179,440	5,334,751
Cyclerion Therapeutics, Inc. (a)	837,285	2,712,803
Cyclerion Therapeutics, Inc. (a)(f)	94,809	307,181
Cytokinetics, Inc. (a)	1,546,871	33,768,194
CytomX Therapeutics, Inc. (a)	221,700	1,587,372
CytomX Therapeutics, Inc. (a)(c)	287,485	2,058,393
Day One Biopharmaceuticals, Inc. (a)	310,467	7,354,963
Decibel Therapeutics, Inc.	213,800	1,913,510
Deciphera Pharmaceuticals, Inc. (a)	397,200	13,401,528
Denali Therapeutics, Inc. (a)(b)	697,951	44,382,704
Design Therapeutics, Inc. (a)	1,000,000	26,200,000
Dicerna Pharmaceuticals, Inc. (a)	618,712	20,170,011
Edgewise Therapeutics, Inc. (a)	713,600	20,601,632
Editas Medicine, Inc. (a)(b)	9,789	332,337
Eledon Pharmaceuticals, Inc. (a)(e)	1,004,111	9,559,137
Emergent BioSolutions, Inc. (a)	18,101	1,097,826
Epizyme, Inc. (a)(b)	1,799,135	14,806,881
Equillium, Inc. (a)	209,800	1,376,288
Essa Pharma, Inc. (a)	797,203	25,207,559
Evelo Biosciences, Inc. (a)(b)	834,199	11,194,951
Exact Sciences Corp. (a)	526,212	58,162,212
Exelixis, Inc. (a)	3,524,744	79,482,977
Fate Therapeutics, Inc. (a)	970,587	74,346,964
FibroGen, Inc. (a)	1,071,831	22,776,409
Foghorn Therapeutics, Inc.	443,055	4,612,203
Foghorn Therapeutics, Inc. (c)	144,144	1,500,539
Forma Therapeutics Holdings, Inc.	804,809	22,590,989
Fusion Pharmaceuticals, Inc. (a)	871,443	7,154,547
G1 Therapeutics, Inc. (a)(b)	813,600	17,671,392
Galapagos Genomics NV sponsored ADR (a)(b)	564,459	42,977,908
Gamida Cell Ltd. (a)	795,067	5,159,985
Gemini Therapeutics, Inc. (f)	1,000,000	12,300,000
Generation Bio Co.	137,100	4,697,046
Genmab A/S ADR (a)	21,490	872,924
Geron Corp. (a)(b)	4,109,206	5,670,704
Geron Corp. warrants 12/31/25 (a)	2,100,000	632,908
Gilead Sciences, Inc.	448,782	29,668,978
Global Blood Therapeutics, Inc. (a)	413,716	15,899,106
Gritstone Bio, Inc. (a)(b)	780,780	7,183,176
Halozyme Therapeutics, Inc. (a)	906,308	37,530,214
Heron Therapeutics, Inc. (a)(b)	354,625	4,705,874
Homology Medicines, Inc. (a)	1,057,874	7,024,283
Hookipa Pharma, Inc. (a)(b)(e)	1,405,103	23,451,169
Ideaya Biosciences, Inc. (a)	44,000	886,600
Idorsia Ltd. (a)	1,218,641	33,273,844
IGM Biosciences, Inc. (a)	99,368	7,417,821
Immunic, Inc. (a)	602,072	8,133,993
Immunocore Holdings PLC	400,875	15,614,081
ImmunoGen, Inc. (a)	1,176,923	7,273,384
Immunome, Inc. (b)	226,456	4,737,460
Incyte Corp. (a)	760,067	63,678,413
Inhibikase Therapeutics, Inc. (b)	100,000	537,000
Inozyme Pharma, Inc. (a)(b)	609,380	9,969,457
Insmed, Inc. (a)	742,920	18,275,832
Instil Bio, Inc. (a)	63,200	1,124,960
Instil Bio, Inc.	1,431,274	22,929,009
Intellia Therapeutics, Inc. (a)	1,150,501	86,218,545
Intercept Pharmaceuticals, Inc. (a)(b)	102,794	1,709,464
Invitae Corp. (a)(b)	657,417	18,920,461
Ionis Pharmaceuticals, Inc. (a)(b)	1,722,677	64,169,718
Iovance Biotherapeutics, Inc. (a)	779,179	14,469,354
iTeos Therapeutics, Inc. (a)	303,681	6,237,608
Jounce Therapeutics, Inc. (a)	790,934	6,208,832
Kalvista Pharmaceuticals, Inc. (a)(b)	218,620	5,902,740
Karuna Therapeutics, Inc. (a)	229,311	25,641,556
Keros Therapeutics, Inc. (a)	310,786	16,956,484
Kezar Life Sciences, Inc. (a)	814,232	4,657,407
Kiniksa Pharmaceuticals Ltd. (a)(b)	305,540	4,164,510
Kinnate Biopharma, Inc.	639,303	14,860,726
Kodiak Sciences, Inc. (a)(b)	265,168	22,173,348
Kronos Bio, Inc. (b)	52,276	1,276,057
Kronos Bio, Inc. (c)	495,356	12,091,640
Krystal Biotech, Inc. (a)(e)	1,341,897	87,545,360
Kura Oncology, Inc. (a)	1,150,809	25,605,500
Kymera Therapeutics, Inc. (a)(b)	608,371	29,256,561
Legend Biotech Corp. ADR (b)	36,994	1,456,454
Lexicon Pharmaceuticals, Inc. (a)(b)	1,045,768	4,590,922
Ligand Pharmaceuticals, Inc. Class B (a)	698	82,155
LogicBio Therapeutics, Inc. (a)(b)	500,000	2,185,000
Macrogenics, Inc. (a)	1,279,250	41,179,058
Madrigal Pharmaceuticals, Inc. (a)	166,540	18,702,442
Magenta Therapeutics, Inc. (a)	72,800	899,080
MannKind Corp. (a)(b)	4,446,462	19,653,362
Mersana Therapeutics, Inc. (a)	116,606	1,669,798
Merus BV (a)(b)	246,600	5,215,590
Metacrine, Inc.	312,500	1,287,500
Minerva Neurosciences, Inc. (a)	394,479	1,163,713
Mirati Therapeutics, Inc. (a)	621,040	98,217,476
Mirum Pharmaceuticals, Inc. (a)(b)	114,328	1,890,985
Moderna, Inc. (a)	971,228	179,686,892
Molecular Templates, Inc. (a)(b)	138,914	1,241,891
Morphic Holding, Inc. (a)	805,337	39,751,434
Myovant Sciences Ltd. (a)(b)	110,166	2,581,189
Natera, Inc. (a)	565,433	53,229,863
Neurocrine Biosciences, Inc. (a)	532,698	51,256,202
Neximmune, Inc.	525,000	9,754,500
Nkarta, Inc. (a)(b)	60,200	1,465,870
Novavax, Inc. (a)	368,936	54,462,332
NuCana PLC ADR (a)	369,200	1,129,752
Nurix Therapeutics, Inc. (a)(b)	564,634	15,753,289
Olema Pharmaceuticals, Inc. (b)	61,997	1,733,436
Opko Health, Inc. (a)(b)	1,434,911	5,481,360
Oragenics, Inc. (a)	155,806	107,008
ORIC Pharmaceuticals, Inc. (a)(b)	724,374	16,551,946
Passage Bio, Inc. (a)	643,962	8,532,497
PMV Pharmaceuticals, Inc. (b)	172,300	5,927,120
Poseida Therapeutics, Inc. (a)	101,700	859,365
Poseida Therapeutics, Inc. (c)	513,583	4,339,776
Praxis Precision Medicines, Inc.	321,261	6,293,503
Prelude Therapeutics, Inc.	10,079	350,346
Prelude Therapeutics, Inc. (c)	550,977	19,151,961
Prometheus Biosciences, Inc. (a)(b)	412,800	9,614,112
ProQR Therapeutics BV (a)(b)	555,016	3,463,300
Protagonist Therapeutics, Inc. (a)	564,855	19,832,059
Prothena Corp. PLC (a)	1,060,789	30,943,215
PTC Therapeutics, Inc. (a)	2,268,744	89,093,577
Radius Health, Inc. (a)	40,249	776,403
Rain Therapeutics, Inc. (a)(b)	800,000	15,896,000
Recursion Pharmaceuticals, Inc. (a)	220,300	5,807,108
Regeneron Pharmaceuticals, Inc. (a)	14,976	7,524,392
REGENXBIO, Inc. (a)	15,108	532,859
Relay Therapeutics, Inc. (a)(b)	1,319,943	42,396,569
Repare Therapeutics, Inc.	540,250	17,460,880
Replimune Group, Inc. (a)	1,054,117	41,078,939
Revolution Medicines, Inc. (a)	785,492	23,494,066
Rhythm Pharmaceuticals, Inc. (a)	83,278	1,633,082
Rigel Pharmaceuticals, Inc. (a)	1,097,800	4,083,816
Rocket Pharmaceuticals, Inc. (a)(b)	558,836	23,750,530
Rubius Therapeutics, Inc. (a)(b)	743,329	18,159,527
Sage Therapeutics, Inc. (a)	925,235	64,396,356
Sana Biotechnology, Inc. (b)	15,490	324,825
Sangamo Therapeutics, Inc. (a)	360,627	3,887,559
Sarepta Therapeutics, Inc. (a)	697,604	52,773,743
Scholar Rock Holding Corp. (a)	1,543,247	41,467,047
Seagen, Inc. (a)	329,784	51,231,944
Selecta Biosciences, Inc. (a)	1,032,715	4,481,983
Sensorion SA (a)	3,270,000	8,134,707
Seres Therapeutics, Inc. (a)(b)	687,847	14,520,450
Shattuck Labs, Inc.	110,936	3,010,803
Silverback Therapeutics, Inc.	16,978	467,404
Silverback Therapeutics, Inc.	296,788	8,088,868
Solid Biosciences, Inc. (a)	769,800	2,925,240
Springworks Therapeutics, Inc. (a)(b)	624,520	50,923,361
Spruce Biosciences, Inc. (b)	698,273	9,866,597
Stoke Therapeutics, Inc. (a)(b)	270,036	10,709,628
Surface Oncology, Inc. (a)(b)	885,265	8,002,796
Sutro Biopharma, Inc. (a)(b)	737,300	13,721,153
Syros Pharmaceuticals, Inc. (a)	2,002,674	12,917,247
Syros Pharmaceuticals, Inc. (a)(c)	303,621	1,958,355
Syros Pharmaceuticals, Inc. warrants 10/10/22 (a)	21,625	18,455
Talaris Therapeutics, Inc. (a)(b)	60,000	964,200
Taysha Gene Therapies, Inc.	882,847	19,864,058
TCR2 Therapeutics, Inc. (a)	424,800	8,134,920
TG Therapeutics, Inc. (a)	2,842,420	99,115,185
Translate Bio, Inc. (a)(b)	1,083,726	19,517,905
Travere Therapeutics, Inc. (a)	12,299	186,576
Trillium Therapeutics, Inc. (a)(b)	84,760	675,537
Turning Point Therapeutics, Inc. (a)	451,601	29,886,954
Twist Bioscience Corp. (a)	287,151	30,814,174
Ultragenyx Pharmaceutical, Inc. (a)	690,637	70,244,689
uniQure B.V. (a)	643,408	22,345,560
United Therapeutics Corp. (a)	270,616	50,307,514
UroGen Pharma Ltd. (a)(b)	47,603	838,765
Vaxcyte, Inc.	559,915	11,797,409
Veracyte, Inc. (a)	176,200	6,880,610
Verastem, Inc. (a)	254,200	983,754
Vertex Pharmaceuticals, Inc. (a)	1,643,479	342,879,024
Vor Biopharma, Inc.	424,208	8,503,249
Werewolf Therapeutics, Inc. (a)(b)	315,000	4,687,200
X4 Pharmaceuticals, Inc. (a)	212,620	2,019,890
X4 Pharmaceuticals, Inc. warrants 4/12/24 (a)	450,000	975,597
Xencor, Inc. (a)	972,143	37,388,620
Xenon Pharmaceuticals, Inc. (a)	643,198	11,879,867
Y-mAbs Therapeutics, Inc. (a)	1,354,184	48,520,413
Yumanity Therapeutics, Inc. (f)	173,913	2,674,782
Yumanity Therapeutics, Inc.	132,069	1,929,660
Zai Lab Ltd. ADR (a)	275,449	48,936,269
Zealand Pharma A/S (a)	555,044	17,084,018
Zentalis Pharmaceuticals, Inc. (a)	621,333	34,701,448
Zymergen, Inc. (a)(b)	76,290	2,470,270
Zymeworks, Inc. (a)	709,195	22,126,884
		6,865,132,635
Capital Markets - 0.0%
Asset Management & Custody Banks - 0.0%
Arix Bioscience PLC (a)(c)	1,411,100	3,544,536
Food & Staples Retailing - 0.0%
Drug Retail - 0.0%
MedAvail Holdings, Inc. (a)	2,777	35,657
Health Care Equipment & Supplies - 0.5%
Health Care Equipment - 0.3%
Novocure Ltd. (a)	4,200	856,800
Novocure Ltd. (a)(c)	106,313	21,687,852
		22,544,652
Health Care Supplies - 0.2%
Centessa Pharmaceuticals PLC ADR (a)	790,000	15,800,000
Pulmonx Corp.	8,300	356,236
		16,156,236

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		38,700,888

Health Care Providers & Services - 0.4%
Health Care Services - 0.4%
Guardant Health, Inc. (a)	106,500	13,218,780
Ikena Oncology, Inc. (a)	142,100	2,557,800
Ikena Oncology, Inc.	878,347	14,229,221
Precipio, Inc. (a)(f)	525	1,738
		30,007,539
Life Sciences Tools & Services - 1.0%
Life Sciences Tools & Services - 1.0%
10X Genomics, Inc. (a)	122,919	22,125,420
Adaptive Biotechnologies Corp. (a)	26,080	986,085
Berkeley Lights, Inc. (a)	10,200	443,700
Bruker Corp.	151,600	10,527,104
Compugen Ltd. (a)(b)	515,388	3,958,180
Evotec OAI AG (a)	382,500	16,885,114
Maravai LifeSciences Holdings, Inc.	146,700	5,507,118
Pacific Biosciences of California, Inc. (a)	252,282	6,824,228
Seer, Inc.	40,900	1,209,822
Seer, Inc. Class A (f)	263,158	7,784,214
		76,250,985
Pharmaceuticals - 6.1%
Pharmaceuticals - 6.1%
Aclaris Therapeutics, Inc. (a)	562,399	12,507,754
Adimab LLC (a)(d)(f)(g)	1,954,526	99,265,489
Aerie Pharmaceuticals, Inc. (a)(b)	186,043	3,030,640
Afferent Pharmaceuticals, Inc. rights 12/31/24 (a)(d)	8,274,568	13,487,546
Angion Biomedica Corp.	312,500	4,825,000
Antengene Corp. (c)	2,066,800	4,505,954
Aradigm Corp. (d)	11,945	549
Aradigm Corp. (a)(d)	148,009	6,808
Arvinas Holding Co. LLC (a)	696,123	50,635,987
Atea Pharmaceuticals, Inc.	75,200	1,535,584
Axsome Therapeutics, Inc. (a)(b)	201,209	12,215,398
Chiasma, Inc. warrants 12/16/24 (a)	382,683	252,487
Corcept Therapeutics, Inc. (a)	52,359	1,130,954
Fulcrum Therapeutics, Inc. (a)(b)	210,767	1,882,149
Harmony Biosciences Holdings, Inc. (a)	30,600	977,976
Horizon Therapeutics PLC (a)	202,529	18,563,808
IMARA, Inc. (a)	413,291	3,004,626
Intra-Cellular Therapies, Inc. (a)	1,235,276	48,682,227
Kaleido Biosciences, Inc. (a)	249,460	1,791,123
Longboard Pharmaceuticals, Inc. (a)	371,100	3,065,286
Marinus Pharmaceuticals, Inc. (a)(b)	474,765	7,985,547
Nektar Therapeutics (a)	280,931	5,076,423
Nuvation Bio, Inc. (a)(b)	74,700	1,062,234
Nuvation Bio, Inc. (f)	1,000,000	13,509,000
Nuvation Bio, Inc.	408,991	5,525,059
Ocular Therapeutix, Inc. (a)	184,853	2,691,460
OptiNose, Inc. (a)(b)	229,115	730,877
Pharvaris BV (b)	575,126	11,790,083
Pliant Therapeutics, Inc.	971,031	29,189,192
Reata Pharmaceuticals, Inc. (a)(b)	99,032	13,541,636
Reneo Pharmaceuticals, Inc. (a)(b)	187,500	1,884,375
Revance Therapeutics, Inc. (a)	88,100	2,608,641
Royalty Pharma PLC (a)(d)(f)	3,976	0
Royalty Pharma PLC (c)	509,820	20,453,978
Stemcentrx, Inc. rights 12/31/21 (a)(d)	876,163	9
Terns Pharmaceuticals, Inc.	689,509	11,797,499
Theravance Biopharma, Inc. (a)	371,300	6,416,064
Trevi Therapeutics, Inc. (a)(b)	195,220	415,819
UCB SA	357,627	33,632,668
Vera Therapeutics, Inc. (a)	50,600	872,850
Vera Therapeutics, Inc.	729,168	11,320,333
Verrica Pharmaceuticals, Inc. (a)(b)	236,949	2,668,046
		464,539,138
TOTAL COMMON STOCKS
(Cost $5,284,933,593)		7,478,211,378

Convertible Preferred Stocks - 2.1%
Biotechnology - 1.9%
Biotechnology - 1.9%
23andMe, Inc.:
Series E (a)(f)	1,340,332	27,024,069
Series F1 (f)	57,637	1,162,090
Adagio Theraputics, Inc. Series B (d)(f)	19,100	1,491,438
Ambrx, Inc.:
Series A (d)(f)	4,797,917	9,883,709
Series B (d)(f)	4,318,126	8,895,340
Century Therapeutics, Inc. Series C (d)(f)	1,931,406	12,499,996
ElevateBio LLC Series C (d)(f)	216,600	908,637
EQRx, Inc. Series B (d)(f)	1,823,553	6,054,196
Graphite Bio, Inc. Series B (d)(f)	2,929,230	14,821,904
Monte Rosa Therapeutics, Inc. Series C (d)(f)	5,061,241	15,000,000
National Resilience, Inc. Series B (d)(f)	732,064	9,999,994
Omega Therapeutics, Inc. Series C (d)(f)	4,166,667	12,500,001
Tenaya Therapeutics, Inc. Series C (d)(f)	7,239,382	15,000,000
ValenzaBio, Inc. Series A (d)(f)	1,685,311	14,999,991
		150,241,365
Health Care Providers & Services - 0.1%
Health Care Services - 0.1%
Scorpion Therapeutics, Inc. Series B (d)(f)	3,099,905	7,500,000
Pharmaceuticals - 0.1%
Pharmaceuticals - 0.1%
Afferent Pharmaceuticals, Inc. Series C (a)(d)(f)	8,274,568	83
Aristea Therapeutics, Inc. Series B (d)(f)	836,400	6,030,444
		6,030,527
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $144,437,676)		163,771,892
	Principal Amount	Value

Convertible Bonds - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Textiles - 0.0%
AbSci Corp. 6% (Cost $2,700,000)(d)(h)	2,700,000	2,700,000
	Shares	Value

Money Market Funds - 6.7%
Fidelity Cash Central Fund 0.03% (i)	52,742,917	52,753,466
Fidelity Securities Lending Cash Central Fund 0.03% (i)(j)	459,695,480	459,741,450
TOTAL MONEY MARKET FUNDS
(Cost $512,457,558)		512,494,916
TOTAL INVESTMENT IN SECURITIES - 106.2%
(Cost $5,944,528,827)		8,157,178,186
NET OTHER ASSETS (LIABILITIES) - (6.2)%		(476,451,255)
NET ASSETS - 100%		$7,680,726,931

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $92,870,697 or 1.2% of net assets.

 (d) Level 3 security

 (e) Affiliated company

 (f) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $299,614,294 or 3.9% of net assets.

 (g) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series E	6/18/15	$14,512,138
23andMe, Inc. Series F1	12/9/20	$1,000,002
Adagio Theraputics, Inc. Series B	11/4/20	$1,083,352
Adimab LLC	9/17/14 - 6/5/15	$31,194,506
Afferent Pharmaceuticals, Inc. Series C	7/1/15	$0
Ambrx, Inc. Series A	11/6/20	$7,499,998
Ambrx, Inc. Series B	11/6/20	$7,500,002
Aristea Therapeutics, Inc. Series B	10/6/20	$4,611,659
Century Therapeutics, Inc. Series C	2/25/21	$12,499,996
Cyclerion Therapeutics, Inc.	4/2/19	$1,404,026
ElevateBio LLC Series C	3/9/21	$908,637
EQRx, Inc. Series B	11/19/20	$5,000,000
Gemini Therapeutics, Inc.	2/5/21	$10,000,000
Graphite Bio, Inc. Series B	3/11/21	$14,821,904
Monte Rosa Therapeutics, Inc. Series C	3/11/21	$15,000,000
National Resilience, Inc. Series B	12/1/20	$9,999,994
Nuvation Bio, Inc.	2/10/21	$10,000,000
Omega Therapeutics, Inc. Series C	3/17/21	$12,500,001
Precipio, Inc.	2/3/12	$2,828,200
Royalty Pharma PLC	5/21/15	$468,770
Scorpion Therapeutics, Inc. Series B	1/8/21	$7,500,000
Seer, Inc. Class A	12/8/20	$5,000,002
Tenaya Therapeutics, Inc. Series C	1/12/21	$15,000,000
ValenzaBio, Inc. Series A	3/25/21	$14,999,993
Yumanity Therapeutics, Inc.	12/22/20	$3,999,999

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,929
Fidelity Securities Lending Cash Central Fund	375,976
Total	$380,905

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Crinetics Pharmaceuticals, Inc.	$32,463,529	$--	$--	$--	$--	$4,798,403	$37,261,932
Eledon Pharmaceuticals, Inc.	16,136,064	--	--	--	--	(6,576,927)	9,559,137
Hookipa Pharma, Inc.	19,760,960	--	3,541,873	--	291,501	6,940,581	23,451,169
Krystal Biotech, Inc.	105,862,254	--	--	--	--	(18,316,894)	87,545,360
Total	$174,222,807	$--	$3,541,873	$--	$291,501	$(13,154,837)	$157,817,598

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.  Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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